LONG TERM INCENTIVE PLANS ("LTIP") - Stock Option Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	9,468
Forfeited (in shares) | shares	(141)
Exercised (in shares) | shares	0
Beginning weighted average exercise price (in CAD per share) | $	$ 0.00
Weighted average exercise price, granted (in CAD per share) | $	0.87
Weighted average exercise price, forfeited (in CAD per share) | $	0.87
Weighted average exercise price, exercised (in CAD per share) | $	0.00
Ending weighted average exercise price (in CAD per share) | $	$ 0.87
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares | shares	0
Ending shares | shares	9,327